Note 5 - Restricted Cash (Details Textual) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2011
Escrow Deposit			$ 1.1
Funds Accepted on Behalf of Others	$ 297.9	$ 199.1